ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact On Business Combinations (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 1,225	$ 391
Accounts receivable and other	3,852	1,004
Inventory	704	64
Equity accounted investments	231	115
Investment properties	5,851	9,234
Property, plant and equipment	7,805	7,460
Intangible assets	8,412	1,227
Goodwill	1,157	1,286
Deferred income tax assets	77	14
Total assets	29,314	20,795
Less:
Accounts payable and other	(3,891)	(1,116)
Non-recourse borrowings	(8,565)	(5,150)
Deferred income tax liabilities	(1,867)	(1,318)
Non-controlling interests	(2,256)	(2,852)
Total liabilities	(16,579)	(10,436)
Net assets acquired	12,735	10,359
Consideration	12,557	10,332
Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		119
Accounts receivable and other		155
Inventory		10
Equity accounted investments		0
Investment properties		9,234
Property, plant and equipment		652
Intangible assets		2
Goodwill		17
Deferred income tax assets		2
Total assets		10,191
Less:
Accounts payable and other		(413)
Non-recourse borrowings		(2,859)
Deferred income tax liabilities		(35)
Non-controlling interests		(33)
Total liabilities		(3,340)
Net assets acquired		6,851
Consideration		6,824
Renewable Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	762	117
Accounts receivable and other	980	177
Inventory	0	15
Equity accounted investments	0	0
Investment properties	0	0
Property, plant and equipment	6,923	5,741
Intangible assets	27	0
Goodwill	0	799
Deferred income tax assets	18	0
Total assets	8,710	6,849
Less:
Accounts payable and other	(1,391)	(385)
Non-recourse borrowings	(4,902)	(1,130)
Deferred income tax liabilities	(59)	(1,020)
Non-controlling interests	(830)	(1,417)
Total liabilities	(7,182)	(3,952)
Net assets acquired	1,528	2,897
Consideration	1,528	2,897
Infrastructure and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		155
Accounts receivable and other		672
Inventory		39
Equity accounted investments		115
Investment properties		0
Property, plant and equipment		1,067
Intangible assets		1,225
Goodwill		470
Deferred income tax assets		12
Total assets		3,755
Less:
Accounts payable and other		(318)
Non-recourse borrowings		(1,161)
Deferred income tax liabilities		(263)
Non-controlling interests		(1,402)
Total liabilities		(3,144)
Net assets acquired		611
Consideration		$ 611
Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	335
Accounts receivable and other	2,393
Inventory	701
Equity accounted investments	231
Investment properties	0
Property, plant and equipment	501
Intangible assets	2,870
Goodwill	342
Deferred income tax assets	59
Total assets	7,432
Less:
Accounts payable and other	(2,109)
Non-recourse borrowings	(1,678)
Deferred income tax liabilities	(806)
Non-controlling interests	(826)
Total liabilities	(5,419)
Net assets acquired	2,013
Consideration	2,006
Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	89
Accounts receivable and other	345
Inventory	0
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	100
Intangible assets	5,515
Goodwill	815
Deferred income tax assets	0
Total assets	6,864
Less:
Accounts payable and other	(222)
Non-recourse borrowings	(30)
Deferred income tax liabilities	(957)
Non-controlling interests	(477)
Total liabilities	(1,686)
Net assets acquired	5,178
Consideration	5,178
Real Estate and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	39
Accounts receivable and other	134
Inventory	3
Equity accounted investments	0
Investment properties	5,851
Property, plant and equipment	281
Intangible assets	0
Goodwill	0
Deferred income tax assets	0
Total assets	6,308
Less:
Accounts payable and other	(169)
Non-recourse borrowings	(1,955)
Deferred income tax liabilities	(45)
Non-controlling interests	(123)
Total liabilities	(2,292)
Net assets acquired	4,016
Consideration	$ 3,845